Note 9 - Commitments and Contingencies (Details Textual) $ in Millions	6 Months Ended
Jun. 30, 2023 USD ($)
Future Gross Minimum Revenues Under Non-cancellable Time Charter Agreements	$ 287.3
Future Gross Minimum Revenues Under Non-cancellable Time Charter Agreements, Due in Rolling Year One	165.1
Future Gross Minimum Revenues Under Non-cancellable Time Charter Agreements, Due in Rolling Year Two	90.4
Future Gross Minimum Revenues Under Non-cancellable Time Charter Agreements, Due in Rolling Year Three	$ 31.8
Eco Design Fuel Efficient Containerships [Member]
Number of Vessels Under Construction	8
Construction of Vessels, Amount to Be Financed with a Combination of Debt and Equity	$ 320.4
Payments Related to Shipyard Installments for Construction of Vessels	91.4
Construction of Vessel, Future Minimum Payments Due, Next Twelve Months	229.0
Construction of Vessel, Future Minimum Payments Due in Two Years	168.0
Construction of Vessel, Future Minimum Payments Due in Three Years	$ 61.0